Schedule I-Financial Information of the Parent Company - Schedule I-Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2025	Jun. 30, 2024
ASSETS
Cash		$ 6,635,163	$ 3,566,438
Due from intercompany		12,069,820	409,820
Other receivables			9,395,453
Investment in subsidiaries		354,260	555,114
Total Assets		19,059,243	13,926,825
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities		40,327	52,827
Total Current Liabilities		40,327	52,827
Shareholders’ Equity
Ordinary shares ($0.0016 par value, 625,000,000 authorized, 20,784,142 and 1,687,500 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	[1]	33,255	2,700
Additional paid-in capital		22,412,245	14,578,800
Accumulated deficit		(3,426,584)	(707,502)
Total shareholders’ equity		19,018,916	13,873,998
Total liabilities and shareholders’ equity		$ 19,059,243	$ 13,926,825

[1]	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.